Employee benefit plans and stock-based compensation plans (FY)- Status of Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (shares)		0	800,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (shares)			19,500,000	18,000,000
Granted (shares)				4,200,000
Exercised (shares)				(2,200,000)
Forfeited/cancelled (shares)				(500,000)
Outstanding at end of period (shares)				19,500,000
Awards exercisable at period end (shares)				13,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Outstanding at beginning of year (usd per share)			$ 61.02	$ 57.03
Weighted-Average Exercise Price, Granted (usd per share)				69.86
Weighted-Average Exercise Price, Exercised (usd per share)				42.16
Weighted Average Exercise Price, Forfeited/cancelled (usd per share)				77.31
Weighted-Average Exercise Price, Outstanding at end of period (usd per share)				61.02
Weighted-Average Exercise Price, Awards exercisable at period end (usd per share)				$ 54.27
Weighted-Average Remaining Contractual Life, Outstanding at end of period (usd per share)				5 years 1 month
Weighted-Average Remaining Contractual Life, Awards exercisable at period end (usd per share)				3 years 6 months
Aggregate Intrinsic Value, Outstanding at end of period (usd per share)	[1]			$ 216.7
Aggregate Intrinsic Value, Awards exercisable at period end (usd per share)	[1]			$ 216.7

[1]	Amount by which the market value of the underlying stock exceeds the exercise price of the stock option.